Legal Contingencies - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Litigation charges	€ 12,900,000	€ 3,200,000	€ 0
Percentage of damages related to claims for patent infringement	3.00%